Supplemental Combined Financial Statement Information - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 7,521	$ 7,461
Work-in-process	5,160	4,674
Finished goods	1,861	2,758
Total inventories	$ 14,542	$ 14,893